Summary of Significant Accounting Policies - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024 reporting_unit segments	Dec. 31, 2024 segment	Dec. 31, 2024 segments	Dec. 31, 2024 USD ($)	Dec. 31, 2024 fixed_asset	Dec. 31, 2023 USD ($) segments	Dec. 31, 2022 USD ($)
Accounting Policies [Abstract]
Number of operating segment	1	1	1			3
Number of reporting units | reporting_unit	2
Advertising expense | $				$ 16		$ 14	$ 14
Number of principle types of fixed assets | fixed_asset					2